RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - Amount Recognized [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Amounts recognised in the balance sheet
Retirement benefit assets	£ 681	£ 1,267
Retirement benefit obligations	(257)	(245)
Total amounts recognised in the balance sheet	424	1,022
The Bank [member]
Amounts recognised in the balance sheet
Retirement benefit assets	386	704
Retirement benefit obligations	(124)	(121)
Total amounts recognised in the balance sheet	£ 262	£ 583